Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Statement of Cash Flows (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Change in fair value of derivative warrant liabilities	$ 18,834,160		$ 0	$ 0	$ (3,303,710)	$ 0		$ 28,525,220
Change in fair value of derivative warrant liabilities								(28,525,230)
Financing costs allocated to derivative warrant liabilities								964,140
Net cash used in operating activities					$ (444,974)	$ 0		(592,406)
Net cash used in investing activities								(414,000,000)
Net cash provided by financing activities								415,454,160
Previously Reported
Net loss								(140,280)
Net loss							$ (90,697)
Change in fair value of derivative warrant liabilities		$ 0					0	0
Change in fair value of derivative warrant liabilities							0
Financing costs allocated to derivative warrant liabilities		0					0	0
Net cash used in operating activities							(501,937)	(592,406)
Net cash used in investing activities							(414,000,000)	(414,000,000)
Net cash provided by financing activities							415,454,160	415,454,160
Net change in cash							952,223	861,754
Revision of Prior Period, Adjustment
Net loss								(29,489,360)
Net loss							(22,139,590)
Change in fair value of derivative warrant liabilities		21,175,450					21,175,450	28,525,220
Change in fair value of derivative warrant liabilities							21,175,450
Financing costs allocated to derivative warrant liabilities		964,140					964,140	964,140
Net cash used in operating activities							0	0
Net cash used in investing activities							0	0
Net cash provided by financing activities							0	0
Net change in cash							0	0
As Restated
Net loss								(29,629,640)
Net loss							(22,230,287)
Change in fair value of derivative warrant liabilities		21,175,460					21,175,450	28,525,220
Change in fair value of derivative warrant liabilities							21,175,450
Financing costs allocated to derivative warrant liabilities		$ 964,140					964,140	964,140
Net cash used in operating activities							(501,937)	(592,406)
Net cash used in investing activities							(414,000,000)	(414,000,000)
Net cash provided by financing activities							415,454,160	415,454,160
Net change in cash							$ 952,223	$ 861,754